Segment Information - Schedule of Geographic and Major Customers Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	$ 561,841	$ 470,334
Operating revenue	349,846	382,826	$ 366,009
Taiwan
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	520,995	468,137
Operating revenue	328,527	360,618	354,231
India
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	27,571	2,197
Others
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	13,275	0
Others
Disclosure of operating segments [line items]
Operating revenue	$ 21,319	$ 22,208	$ 11,778